Condensed Balance Sheet Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in and advances to subsidiaries and associated companies:
Corporate-owned life insurance	$ 4,360	$ 4,216
Other assets	20,468	19,839
Total assets	358,990	325,266
Liabilities:
Long-term debt	18,530	19,933
Total liabilities	321,548	291,065
Shareholders' equity	36,431	33,417
Total liabilities and shareholders' equity	358,990	325,266
Parent Company
Assets:
Cash and due from banks	4,182	4,884
Securities	112	188
Loans-net of allowance	13	20
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	52,644	50,099
Corporate-owned life insurance	682	666
Other assets	3,024	3,009
Total assets	60,657	58,866
Liabilities:
Deferred compensation	489	492
Commercial paper	338	10
Affiliate borrowings	3,338	3,407
Other liabilities	2,647	2,735
Long-term debt	17,414	18,805
Total liabilities	24,226	25,449
Shareholders' equity	36,431	33,417
Total liabilities and shareholders' equity	60,657	58,866
Parent Company | Bank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	28,371	29,169
Parent Company | Nonbank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	$ 24,273	$ 20,930